Share and Capital Reserve	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share and Capital Reserve
24.	Share and capital reserve

	2021	2020	2019
	$’000	$’000	$’000
Beginning of financial year	11,630	5,898	2,612
Employee share grant and options schemes
- Value of employee services (Note 8)	8,542	6,660	3,204
- Shares issued (Note 23(a))	(2,199)	(1,152)	(66)
Non-executive director share grant and options schemes
- Value of services (Note 27)	2,108	280	148
- Shares issued (Note 23(a))	(1,423)	(56)	—

End of financial year	18,658	11,630	5,898

(a)	Employee Stock Option Plan
The members of the Group approved the Group’s Employee Stock Option Plan (“ESO Plan”) 2016 and ESO Plan 2018 on 4 April 2016 and 9 May 2018 respectively.
The objective of the ESO Plans is to promote the interests of the Group by providing the certain key personnel with an appropriate incentive to encourage them to continue their employment with the Group and to improve the growth, profitability and financial success of the Group. Accordingly, the vesting of the ESO Plan 2016 options is upon meeting certain period of service and agreed performance targets. The vesting of the ESO Plan 2018 options is upon meeting certain periods of service. Upon vesting, the awardees are issued with share options of the Group and hence this is an equity-settled share plan.
The total aggregate number of shares issuable under the ESO Plans and/or Restricted Stock Units Plan (“RSU Plan”) shall not exceed 7.5% of the fully diluted share capital of the Group.
The exercise price of the options is determined by the valuation of the Group’s ordinary shares immediately preceding the date of the grant. The vesting of the options is conditional on the key management personnel or employees completing the specific service conditions to the Group. All employee stock options shall expire on the 10 th
anniversary of their grant date unless otherwise provided in the participant’s option grant agreement. The options may be exercised in full or in part on the payment of the exercise price. The persons to whom the options have been issued have no right to participate by virtue of the options in any share issue of any other Group. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
Set out below are summaries of options granted under the plan:

	2021		2020		2019
	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options
Beginning of financial year	$188.75	110,814	$186.19	125,371	$134.56	87,344
Granted during the year	—	—	—	—	$262.77	49,900
Exercised during the year	$144.94	(554)	$159.84	(13,228)	—	—
Forfeited during the year	$175.21	(1,560)	$235.10	(1,329)	$128.17	(11,873)

End of financial year	$189.17	108,700	$188.75	110,814	$186.19	125,371

Vested and exercisable at 31 December	$174.40	52,173	$162.67	43,688	$161.79	56,790
The weighted average share price at the date of exercise of options exercised during the year ended 31 December 2021 was $144.94 (2020: $159.84, 2019: not applicable).
No options expired during the periods covered by the above tables.

Stock options outstanding at the end of the year have the following weighted average remaining contractual life and exercise prices:

	2021		2020		2019
Exercise price	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)	Stock options outstanding	Weighted average remaining contractual life (years)
$124.63	38,106	4.35	38,106	5.35	45,195	6.36
$142.00	13,060	5.82	14,361	6.75	16,672	7.74
$164.00	11,734	6.40	12,187	7.40	13,604	8.40
$262.77	45,800	7.28	46,160	8.28	49,900	9.28

	108,700		110,814		125,371

The fair value of options granted on 1 April 2019 and 9 December 2019 are determined using the Black-Scholes Option Pricing Model. The significant inputs into the model were shown below.

	1 April 2019	9 December 2019
Share price at grant date	$300,39	$269.54
Exercise price	$262.77	$262.77
Expected volatility	32%	42%
Dividend yield	Nil	Nil
Option life	Up to 10 years	Up to 10 years
Annual risk-free interest rate	2.18%	1.61%
The volatility applied is based on the historical volatility of comparable public-listed companies.

(b)	Non-Executive Directors Plan
On 4 October 2019, the members of the Group approved the Group’s
Non-Executive
Directors Share Plan (“NED Plan”).
The objective of the NED Plan is to promote the interests of the Group by providing non-executive
directors of the Group with an appropriate incentive to encourage them to improve the growth, profitability and financial success of the Group. Accordingly, the vesting of these options is upon meeting certain period of service. Upon vesting, the awardees are issued with options and/or shares of the Group and hence this is an equity-settled share plan.
The NED Plan is administered by the Remuneration Committee who are appointed by the members of the Board of Directors.
Pursuant to the NED Plan (“NED Options and RSU”), the Group issued options to subscribe for 3,209 ordinary shares in the Group at an exercise price of $317.90 per ordinary share which were granted on 4 October 2019. The fair value of options granted is determined using the Black-Scholes Option Pricing Model and the grant date fair value per option is $89.84.
Movements in the number of unissued ordinary shares under option and their exercise prices are as follows:

	No. of ordinary shares under option
	Beginning of financial year	Granted during financial year	Forfeited during financial year	Exercised during financial year	End of financial year	Exercise price	Exercise period	Remaining contractual life (years)
2021
- 4 October 2019	3,209	—	—	—	3,209	$317.90	4.10.20 to 3.9.24	2.68

	3,209	—	—	—	3,209

2020
- 4 October 2019	3,209	—	—	—	3,209	$317.90	4.10.20 to 3.9.24	3.68

	3,209	—	—	—	3,209

2019
- 4 October 2019	—	3,209	—	—	3,209	$317.90	4.10.20 to 3.9.24	4.68

	—	3,209	—	—	3,209

Out of the unexercised options for 3,209 (2020: 3,209, 2019: 3,209) shares, options for 2,403 (2020: 1,602, 2019: 801) shares are exercisable at the balance sheet date.
The fair value of options granted on 4 October 2019 is determined using the Black-Scholes Option Pricing Model. The significant inputs into the model were the share price at the grant date of $269.54, the exercise price of $317.90, expected volatility of expected share price returns of 42%, dividend yield of Nil, the option life of up to 5 years and the annual risk-free interest rate of 1.61%. The volatility applied is based on the historical volatility of comparable public-listed companies.
On 13 October 2021, 10,346 Restricted Stock Units (“RSU”) in the Group were granted pursuant to the NED Plan. The grant date fair value per RSU is $390.45.

Group	Grant date fair value	Beginning of financial year	Granted during financial year	Vested during financial year	Forfeited during financial year	End of financial year
2021	$390.45	—	10,346	(3,184)	—	7,162

(c)	Restricted Stock Units Plan
On 4 April 2016, the members of the Group approved the Group’s Restricted Stock Units Plan (“RSU Plan”).
The objective of the RSU Plan is to promote the interests of the Group by providing the certain key personnel with an appropriate incentive to encourage them to continue their employment with the Group and to improve the growth, profitability and financial success of the Group. Accordingly, these service and performance conditions are included as part of the vesting conditions. Upon vesting, the awardees are issued with shares of the Group and hence this is an equity-settled share plan.
The ESO and RSU Plans are administered by the Remuneration Committee who are appointed by the members of the Board of Directors. The total aggregate number of shares issuable under the ESO Plans and/or RSU Plan shall not exceed 7.5% of the fully diluted share capital of the Group.
There were no shares granted under the RSU Plan for the financial years ended 31 December 2021, 2020 and 2019.

(d)	Omnibus Equity Incentive Plan
On 4 October 2019, the members of the Group approved the Group’s Omnibus Equity Incentive Plan (“Omnibus Plan”).
The objective of the Omnibus Plan is to promote the interests of the Group by providing selected employees and executive directors of the Group with an appropriate incentive to encourage them to continue their employment with the Group and to improve the growth, profitability and financial success of the Group. Accordingly, these service and performance conditions are included as part of the vesting conditions. Upon vesting, the awardees are issued with options and/or shares of the Group and hence this is an equity-settled share plan.
The Omnibus Plan is administered by the Remuneration Committee who are appointed by the members of the Board of Directors.
On 30 November 2019, 57,242 restricted stock units in the Group were granted pursuant to the Omnibus Plan (“2020 RSU”). The grant date fair value per RSU is $269.54.
On 1 January 2020, 14 September 2020, 1 October 2020 and 19 October 2020, 6,291, 7,200, 72 and 421 restricted stock units in the Group were granted pursuant to the Omnibus Plan (“2020 RSU”) respectively. The grant date weighted average fair value per RSU is $223.78.
On 25 June 2021, 634 restricted stock units in the Group were granted pursuant to the Omnibus Plan (“2020 RSU”) The grant date fair value per RSU is $223.78.
The shares vested during the financial year and share awards outstanding at the end of the financial year for the RSU Plan and Omnibus Plan were as follows:

Group	Grant date fair value	Beginning of financial year	Granted during financial year	Vested during financial year	Share award forfeited	End of financial year
2021	$223.78	64,705	634	(13,782)	(601)	50,956

2020	$223.78	60,268	13,984	(8,918)	(629)	64,705

2019	$269.54	11,014	57,242	(7,988)	—	60,268

(e)	Capital reserve
Capital reserve comprises the following item:

	2021	2020	2019
	$’000	$’000	$’000
Gain on re-issuance of treasury shares (Note 23(b))	785	785	130

Total capital reserve	785	785	130